Lease - Future lease payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lease
2025	¥ 17,512
2026	1,427
2027	451
Total future lease payments	19,390
Less: imputed interest	(259)
Total lease liabilities	¥ 19,131	¥ 45,700